Foreign currency translation reserve - Summary of movement of the foreign currency translation reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation reserve
Foreign currency translation reserve, beginning balance	$ (11,466,066)
Currency translation difference	(4,871,943)	$ (5,299,295)	$ (5,290,594)
Foreign currency translation reserve, ending balance	(16,603,786)	(11,466,066)
Foreign currency translation reserve
Foreign currency translation reserve
Foreign currency translation reserve, beginning balance	(11,466,066)	(4,347,257)	450,863
Currency translation difference	(5,137,720)	(6,252,297)	(5,290,594)
Transfer to reserve of disposal groups classified as held for sale		(866,512)	492,474
Foreign currency translation reserve, ending balance	$ (16,603,786)	$ (11,466,066)	$ (4,347,257)